SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

        In January 2015, the Company completed the acquisition of assets and assumption of liabilities constituting the business of RosTaxi ("RosTaxi"), operator of a taxi fleet management application, for a cash consideration of up to RUR 500 ($8.9), including a deferred payment of up to RUR 380 ($6.8), subject to successful technical integration and client base transition, and a contingent consideration of up to RUR 500 ($8.9) payable in the Company's ordinary shares depending on the number of qualifying taxi trips on the third anniversary of the closing. The acquisition was accounted for as a business combination. The preliminary allocation of purchase price to assets acquired is as follows. RUR 114 ($2.0) was attributed to intangible assets, RUR 224 ($4.0) was attributed to goodwill, and RUR 77 ($1.4) was attributed to deferred tax assets. Goodwill is attributable to the Other reportable segment. The Company has not recorded the contingent consideration of up to RUR 500 ($8.9) related to the number of qualifying taxi trips as purchase price consideration but instead records them as compensation expense on a straight-line basis as the sellers complete their requisite service periods. The results of operations of RosTaxi for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2013 and 2014.

        In February 2015, the Company granted RSUs to purchase an aggregate of up to 347,816 Class A shares to its employees, respectively, pursuant to the 2007 Plan.

        In April 2015, the Company offered employees of the Company an opportunity to exchange up to 1,663,750 of their SARs for RSUs based on an exchange ratio of 2:1. The vesting of replacement RSUs will be extended by 12 months beyond the original vesting schedule of the exchanged SARs. In addition, no exercise of the replacement RSUs will be permitted until April 10, 2016. The exchange was completed with all 1,663,750 SARs being exchanged.

        In March and April 2015, the Company repurchased and retired an additional $30.1 in aggregate principal amount of its outstanding Notes.

        Subsequent to December 31, 2014, the Russian ruble remained highly volatile against foreign currencies, including the U.S. dollar. The currency exchange rate as of December 31, 2014 was RUR 56.2584 to $1.00 and, during the period from December 31, 2014 to April 28, 2015, the currency exchange rate of the Russian ruble appreciated to RUR 51.4690 to $1.00. The lowest rate reached during this period was RUR 69.6640 to $1.00 as of February 3, 2015. The highest rate reached during this period was RUR 49.6749 to $1.00 as of April 17, 2015.